Note 21 - Earnings Per Share	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
21	Earnings per share

Basic earnings per share

The calculation of basic earnings per share for the year ended
December 31, 2017
was based on the adjusted profit attributable to shareholders of
$9,174
(
2016:
$8,288;
2015:
$4,679
), and a weighted average number of shares outstanding of
10,607,882
(
2016:
10,457,242;
2015:
10,419,017
).

Weighted average number of shares

(In number of shares)	Note	2017	2016	2015

Issued shares at beginning of year	19	52,787,428	52,078,908	52,117,908
Share consolidation (note 19)		(42,135,492)	(41,663,126)	(41,694,326)
Issued shares post consolidation		10,651,936	10,415,782	10,423,582
Weighted average shares repurchased		(60,978)	-	-
Weighted average cancellation during the year		-	-	(4,565)
Weighted average shares issued		16,924	41,460	-
Weighted average number of shares at December 31		10,607,882	10,457,242	10,419,017

	2017	2016	2015
Profit attributable to shareholders	9,384	8,526	4,779
Blanket Mine Employee Trust Adjustment	(210)	(238)	(100)
Adjusted profit attributable to shareholders	9,174	8,288	4,679
Basic earnings per share - $	0.86	0.79	0.45

•	Basic earnings are adjusted for the amounts that accrue to other equity holders of subsidiaries upon the full distribution of post-acquisition earnings to shareholders.

•
Diluted earnings is calculated on the basis that the unpaid ownership interests of Blanket Mine’s Indigenisation shareholders are effectively treated as options whereby the weighted average fair value for the period of the Blanket Mine shares issued to Indigenous Zimbabweans and which are subject to settlement of the loan accounts is compared to the balance of the loan accounts and any excess portion is regarded as dilutive. The difference between the number of Blanket Mine shares subject to the settlement of the loan accounts and the number of Blanket Mine shares that would have been issued at the average fair value is treated as the issue of shares for no
consideration and regarded as dilutive shares. The calculated dilution is taken into account with additional earnings attributable to the dilutive shares in Blanket Mine, if any.

The interest of NIEEF and Fremiro shareholding were anti-dilutive in the current and prior year (i.e. the value of the options was less than the outstanding loan balance) and accordingly there was no
adjustment to fully diluted earnings attributable to shareholders.

The calculation of diluted earnings per share at
December 31, 2017
was based on the adjusted profit attributable to shareholders of
$9,174
(
2016:
$8,288;
2015:
$4,679
), and a weighted average number of shares and potentially dilutive shares outstanding of
10,617,504
(
2016:
10,480,691;
2015:
10,440,651
), calculated as follows:

Weighted average number of shares (In number of shares)	2017	2016	2015
Weighted average shares at December 31	10,607,882	10,457,242	10,419,017
Effect of dilutive options	9,622	23,449	21,634
Weighted average number of shares (diluted) at December 31	10,617,504	10,480,691	10,440,651
Diluted earnings per share - $	0.86	0.79	0.45

The average market value of the Company’s shares for purposes of calculating the dilutive effect of share options was based on quoted market prices for the year during which the options were outstanding. Options of
18,378
(
2016:
68,795;
2015:
426,550
), were excluded from the dilutive earnings per share calculation as these options were anti-dilutive. The quantity of options outstanding as at year end that were out of the money and that had an anti-dilutive effect amounted to
5,000
(
2016:
18,000;
2015:
386,184
) options.